NATIONWIDE®

VARIABLE

ACCOUNT-11

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5396–12/06

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead) 295,878 shares (cost $5,207,851)	$6,376,161

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp) 631,829 shares (cost $3,231,332)	4,283,803

Federated Insurance Series – Federated Capital Income Fund II (FedCapInc) 58,218 shares (cost $514,357)	566,461

Federated Insurance Series – Federated Equity Income Fund II (FedEqInc) 279,168 shares (cost $3,341,771)	4,561,602

Federated Insurance Series – Federated Fund for US Government Securities II (FedGvtSec) 66,065 shares (cost $762,015)	749,173

Federated Insurance Series – Federated High Income Bond Fund II –
Primary Shares (FedHiInc) 262,664 shares (cost $2,016,006)	2,061,909

Federated Insurance Series – Federated International Equity Fund II (FedIntEq) 42,646 shares (cost $617,244)	729,676

Federated Insurance Series – Federated Kaufmann Fund II – Primary Shares (FedKaufmann) 270,784 shares (cost $3,091,938)	4,457,096

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II (FedMidCpGr2) 14,210 shares (cost $303,452)	364,349

Federated Insurance Series – Federated Prime Money Fund II (FedPriMy) 1,357,023 shares (cost $1,357,023)	1,357,023

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 104,160 shares (cost $1,182,741)	1,175,966

Total investments	26,683,219

Accounts receivable	–

Total assets	26,683,219

Accounts payable	476

Contract owners’ equity (note 4)	$26,682,743

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	FedAmLead	FedCapAp	FedCapInc	FedEqInc	FedGvtSec	FedHiInc	FedIntEq
Reinvested dividends	$637,909	98,051	33,486	34,975	95,538	35,809	218,928	1,250
Mortality and expense risk charges (note 2)	(287,528)	(66,326)	(43,508)	(6,396)	(46,288)	(9,775)	(24,826)	(7,399)

Net investment income (loss)	350,381	31,725	(10,022)	28,579	49,250	26,034	194,102	(6,149)

Proceeds from mutual fund shares sold	6,408,878	1,212,456	665,380	467,590	822,311	197,279	755,799	266,998
Cost of mutual fund shares sold	(5,173,208)	(935,996)	(469,013)	(408,914)	(540,592)	(209,399)	(758,987)	(204,007)

Realized gain (loss) on investments	1,235,670	276,460	196,367	58,676	281,719	(12,120)	(3,188)	62,991
Change in unrealized gain (loss) on investments	958,196	(218,232)	397,844	4,111	535,401	11,189	7,195	41,247

Net gain (loss) on investments	2,193,866	58,228	594,211	62,787	817,120	(931)	4,007	104,238

Reinvested capital gains	872,978	811,340	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,417,225	901,293	584,189	91,366	866,370	25,103	198,109	98,089

Investment activity:	FedKaufmann	FedMidCpGr2	FedPriMy	FedQualBd
Reinvested dividends	$–	–	63,444	56,428
Mortality and expense risk charges (note 2)	(47,407)	(4,655)	(15,817)	(15,131)

Net investment income (loss)	(47,407)	(4,655)	47,627	41,297

Proceeds from mutual fund shares sold	711,220	172,581	645,516	491,748
Cost of mutual fund shares sold	(363,486)	(118,072)	(645,516)	(519,226)

Realized gain (loss) on investments	347,734	54,509	–	(27,478)
Change in unrealized gain (loss) on investments	186,378	(30,984)	–	24,047

Net gain (loss) on investments	534,112	23,525	–	(3,431)

Reinvested capital gains	61,638	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$548,343	18,870	47,627	37,866

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		FedAmLead		FedCapAp		FedCapInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$350,381	309,466	31,725	29,666	(10,022)	711	28,579	19,316
Realized gain (loss) on investments	1,235,670	742,960	276,460	171,409	196,367	146,873	58,676	7,553
Change in unrealized gain (loss) on investments	958,196	(123,690)	(218,232)	47,557	397,844	(117,486)	4,111	1,097
Reinvested capital gains	872,978	14,782	811,340	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,417,225	943,518	901,293	248,632	584,189	30,098	91,366	27,966

Equity transactions:
Purchase payments received from contract owners (note 3)	130,518	136,760	58,285	43,934	8,279	19,120	5,025	4,131
Transfers between funds	–	–	(179,614)	97,661	(157,827)	(117,829)	171,071	154,769
Redemptions (note 3)	(3,833,975)	(1,677,799)	(961,251)	(368,847)	(432,001)	(250,203)	(361,273)	(3,779)
Annual contract maintenance charges (note 2)	(4,546)	(5,034)	(1,091)	(1,234)	(731)	(835)	(69)	(69)
Contingent deferred sales charges (note 2)	(15,711)	(14,328)	(3,923)	(2,646)	(3,278)	(1,710)	–	–
Adjustments to maintain reserves	(544)	(265)	(4)	(56)	(86)	(18)	8	(28)

Net equity transactions	(3,724,258)	(1,560,666)	(1,087,598)	(231,188)	(585,644)	(351,475)	(185,238)	155,024

Net change in contract owners’ equity	(307,033)	(617,148)	(186,305)	17,444	(1,455)	(321,377)	(93,872)	182,990
Contract owners’ equity beginning of period	26,989,776	27,606,924	6,562,446	6,545,002	4,285,184	4,606,561	660,345	477,355

Contract owners’ equity end of period	$26,682,743	26,989,776	6,376,141	6,562,446	4,283,729	4,285,184	566,473	660,345

CHANGES IN UNITS:
Beginning units	2,239,206	2,379,221	554,363	574,522	387,188	419,739	57,312	43,589

Units purchased	217,731	227,178	12,460	24,802	9,905	13,642	22,811	19,099
Units redeemed	(511,419)	(367,193)	(100,350)	(44,961)	(60,375)	(46,193)	(37,039)	(5,376)

Ending units	1,945,518	2,239,206	466,473	554,363	336,718	387,188	43,084	57,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedEqInc		FedGvtSec		FedHiInc		FedIntEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$49,250	49,258	26,034	25,207	194,102	176,274	(6,149)	(5,958)
Realized gain (loss) on investments	281,719	175,334	(12,120)	(2,393)	(3,188)	46,062	62,991	37,422
Change in unrealized gain (loss) on investments	535,401	(133,587)	11,189	(14,989)	7,195	(189,027)	41,247	13,101
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	866,370	91,005	25,103	7,825	198,109	33,309	98,089	44,565

Equity transactions:
Purchase payments received from contract owners (note 3)	2,779	25,795	344	–	1,746	6,233	5,120	5,350
Transfers between funds	115,584	(21,592)	(22,872)	115,617	(199,637)	(56,511)	166,152	42,419
Redemptions (note 3)	(594,791)	(321,277)	(131,610)	(38,316)	(332,773)	(213,322)	(94,301)	(29,332)
Annual contract maintenance charges (note 2)	(648)	(718)	(143)	(148)	(427)	(507)	(76)	(60)
Contingent deferred sales charges (note 2)	(2,235)	(2,543)	(130)	(572)	(1,051)	(1,819)	(91)	(492)
Adjustments to maintain reserves	(31)	(38)	(15)	(36)	(24)	(32)	(102)	4

Net equity transactions	(479,342)	(320,373)	(154,426)	76,545	(532,166)	(265,958)	76,702	17,889

Net change in contract owners’ equity	387,028	(229,368)	(129,323)	84,370	(334,057)	(232,649)	174,791	62,454
Contract owners’ equity beginning of period	4,174,532	4,403,900	878,469	794,099	2,395,934	2,628,583	554,825	492,371

Contract owners’ equity end of period	$4,561,560	4,174,532	749,146	878,469	2,061,877	2,395,934	729,616	554,825

CHANGES IN UNITS:
Beginning units	340,574	367,233	79,931	72,957	184,752	205,696	45,130	43,192

Units purchased	23,045	22,140	3,255	10,631	15,545	24,661	25,169	17,446
Units redeemed	(57,882)	(48,799)	(16,817)	(3,657)	(55,023)	(45,605)	(19,890)	(15,508)

Ending units	305,737	340,574	66,369	79,931	145,274	184,752	50,409	45,130

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedKaufmann		FedMidCpGr2		FedPriMy		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(47,407)	(43,471)	(4,655)	(4,076)	47,627	23,054	41,297	39,485
Realized gain (loss) on investments	347,734	168,050	54,509	8,505	–	–	(27,478)	(15,855)
Change in unrealized gain (loss) on investments	186,378	265,752	(30,984)	34,287	–	–	24,047	(30,395)
Reinvested capital gains	61,638	5,162	–	–	–	–	–	9,620

Net increase (decrease) in contract owners’ equity resulting from operations	548,343	395,493	18,870	38,716	47,627	23,054	37,866	2,855

Equity transactions:
Purchase payments received from contract owners (note 3)	16,672	12,077	5,369	–	25,395	4,934	1,504	15,186
Transfers between funds	37,556	50,275	24,679	4,346	80,339	(404,543)	(35,431)	135,388
Redemptions (note 3)	(499,658)	(160,792)	(61,492)	(14,395)	(131,579)	(185,680)	(233,246)	(91,856)
Annual contract maintenance charges (note 2)	(778)	(804)	(55)	(32)	(257)	(344)	(271)	(283)
Contingent deferred sales charges (note 2)	(3,759)	(1,755)	(95)	(637)	(757)	(1,920)	(392)	(234)
Adjustments to maintain reserves	(147)	(34)	(63)	26	(53)	(25)	(27)	(28)

Net equity transactions	(450,114)	(101,033)	(31,657)	(10,692)	(26,912)	(587,578)	(267,863)	58,173

Net change in contract owners’ equity	98,229	294,460	(12,787)	28,024	20,715	(564,524)	(229,997)	61,028
Contract owners’ equity beginning of period	4,358,696	4,064,236	377,125	349,101	1,336,281	1,900,805	1,405,939	1,344,911

Contract owners’ equity end of period	$4,456,925	4,358,696	364,338	377,125	1,356,996	1,336,281	1,175,942	1,405,939

CHANGES IN UNITS:
Beginning units	306,321	314,321	26,358	27,178	132,318	191,079	124,959	119,715

Units purchased	17,964	20,501	8,947	878	59,805	36,411	18,825	36,967
Units redeemed	(48,439)	(28,501)	(11,479)	(1,698)	(62,093)	(95,172)	(42,032)	(31,723)

Ending units	275,846	306,321	23,826	26,358	130,030	132,318	101,752	124,959

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

(b)	The Contracts

Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated Insurance Series – Federated Capital Income Fund II (FedCapInc)

    Federated Insurance Series – Federated Equity Income Fund II (FedEqInc)

    Federated Insurance Series – Federated Fund for US Government Securities II (FedGvtSec)

    Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares (FedHiInc)

    Federated Insurance Series – Federated International Equity Fund II (FedIntEq)

    Federated Insurance Series – Federated International Small Company Fund II (FedIntSmCo)*

    Federated Insurance Series – Federated Kaufmann Fund II – Primary Shares (FedKaufmann)

    Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II (FedMidCpGr2)

    Federated Insurance Series – Federated Prime Money Fund II (FedPriMy)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Total Return Bond Fund II (FedTotRe)*

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from each purchase payment. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments in excess of $1 million that are withdrawn within one year of deposit to the contract. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $40, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-11 Options	Deferred	Premium deferred
Variable Account Charges – Recurring	0.80%	1.20%
Death Benefit Option:
Greater of One-Year or 5% Enhanced	0.15%	0.15%
If death before annuitization, benefit will be greatest of (i) contract value,
(ii) lessor of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated,
(iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
Beneficiary Protector Option	0.40%	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*:	1.35%	1.75%

*When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	FedAmLead	FedCapAp	FedCapInc	FedEqInc	FedGvtSec	FedHiInc	FedIntEq
0.80%	$83,905	21,065	15,604	3,421	13,868	1,780	4,978	2,153
0.95%	12,926	3,558	1,778	253	2,822	106	1,286	424
1.20%	110,387	26,156	15,848	871	14,912	4,573	10,951	1,968
1.35%	67,579	13,767	8,216	1,399	13,453	2,721	6,244	2,194
1.75%	12,731	1,780	2,062	452	1,233	595	1,367	660

Totals	$287,528	66,326	43,508	6,396	46,288	9,775	24,826	7,399

	FedKaufmann	FedMidCpGr2	FedPriMy	FedQualBd
0.80%	$13,459	1,054	3,700	2,823
0.95%	1,891	152	362	294
1.20%	18,884	895	7,782	7,547
1.35%	10,023	2,169	3,353	4,040
1.75%	3,150	385	620	427

Totals	$47,407	4,655	15,817	15,131

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $90,961 and $86,144, respectively, and total transfers from the Account to the fixed account were $26,807 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $3,436 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the four-year period ended December 31, 2006 and for the period August 2, 2002 (commencement of operations) through December 31, 2002. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.80% to 1.75%	$466,473	$13.84 to 13.24	$6,376,141	1.52%	15.88% to 14.77%
2005	0.80% to 1.75%	554,363	11.94 to 11.54	6,562,446	1.48%	4.18% to 3.19%
2004	0.80% to 1.75%	574,522	11.46 to 11.18	6,545,002	1.37%	8.90% to 7.86%
2003	0.80% to 1.75%	532,185	10.53 to 10.37	5,581,921	0.92%	26.68% to 25.46%
2002	0.80% to 1.75%	130,404	8.26 to 8.31	1,081,811	0.00%	-17.37% to 16.91%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2006	0.80% to 1.75%	336,718	12.87 to 12.32	4,283,729	0.78%	15.29% to 14.19%
2005	0.80% to 1.75%	387,188	11.16 to 10.79	4,285,184	1.02%	1.10% to 0.14%
2004	0.80% to 1.75%	419,739	11.04 to 10.77	4,606,561	0.55%	6.54% to 5.52%
2003	0.80% to 1.75%	383,347	10.36 to 10.21	3,958,698	0.29%	22.93% to 21.75%
2002	0.80% to 1.75%	87,434	8.38 to 8.43	735,888	0.00%	-16.16% to -15.69%	(a) (b)

Federated Insurance Series – Federated Capital Income Fund II
2006	0.80% to 1.75%	43,084	13.31 to 12.74	566,473	5.70%	14.72% to 13.62%
2005	0.80% to 1.75%	57,312	11.60 to 11.21	660,345	4.28%	5.44% to 4.43%
2004	0.80% to 1.75%	43,589	11.00 to 10.73	477,355	4.07%	9.04% to 8.00%
2003	0.80% to 1.75%	30,435	10.09 to 9.94	306,272	0.32%	19.71% to 18.56%
2002	1.20%	389	8.41	3,271	0.00%	-15.90%	(a) (b)

Federated Insurance Series – Federated Equity Income Fund II
2006	0.80% to 1.75%	305,737	15.11 to 14.46	4,561,560	2.19%	22.15% to 20.99%
2005	0.80% to 1.75%	340,574	12.37 to 11.95	4,174,532	2.20%	2.51% to 1.53%
2004	0.80% to 1.75%	367,233	12.07 to 11.77	4,403,900	1.82%	11.94% to 10.87%
2003	0.80% to 1.75%	322,353	10.78 to 10.62	3,463,008	1.04%	26.26% to 25.05%
2002	0.80% to 1.35%	61,927	8.51 to 8.54	528,005	0.00%	-14.87% to -14.59%	(a) (b)

Federated Insurance Series – Federated Fund for US Government Securities II
2006	0.80% to 1.75%	66,369	11.50 to 11.00	749,146	4.40%	3.31% to 2.32%
2005	0.80% to 1.75%	79,931	11.13 to 10.75	878,469	4.22%	1.21% to 0.25%
2004	0.80% to 1.75%	72,957	11.00 to 10.73	794,099	4.44%	2.78% to 1.80%
2003	0.80% to 1.75%	73,085	10.70 to 10.54	777,002	3.35%	1.55% to 0.57%
2002	0.80% to 1.75%	25,237	10.48 to 10.53	265,283	0.00%	4.76% to 5.34%	(a) (b)

Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares
2006	0.80% to 1.75%	145,274	14.42 to 13.80	2,061,877	9.82%	9.92% to 8.87%
2005	0.80% to 1.75%	184,752	13.12 to 12.67	2,395,934	8.09%	1.84% to 0.86%
2004	0.80% to 1.75%	205,696	12.88 to 12.56	2,628,583	6.88%	9.58% to 8.53%
2003	0.80% to 1.75%	179,584	11.75 to 11.58	2,101,220	3.94%	21.24% to 20.08%
2002	0.80% to 1.75%	29,703	9.64 to 9.69	287,249	0.00%	-3.60% to -3.06%	(a) (b)

Federated Insurance Series – Federated International Equity Fund II
2006	0.80% to 1.75%	50,409	14.66 to 14.03	729,616	0.19%	17.94% to 16.82%
2005	0.80% to 1.75%	45,130	12.43 to 12.01	554,825	0.00%	8.21% to 7.17%
2004	0.80% to 1.75%	43,192	11.49 to 11.21	492,371	0.00%	13.15% to 12.07%
2003	0.80% to 1.75%	30,778	10.15 to 10.00	311,114	0.00%	30.81% to 29.55%
2002	0.80% to 1.75%	12,310	7.72 to 7.76	95,360	0.00%	-22.80% to -22.37%	(a) (b)

Federated Insurance Series – Federated International Small Company Fund II
2002	0.80% to 1.20%	1,421	8.02 to 8.04	11,407	0.00%	-19.79% to -19.60%	(a) (b)

Federated Insurance Series – Federated International Small Company Fund II
2002	0.80% to 1.20%	1,421	8.02 to 8.04	11,407	0.00%	-19.79% to -19.60%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Kaufmann Fund II – Primary Shares
2006	0.80% to 1.75%	275,846	$16.38 to 15.67	$4,456,925	0.00%	13.96% to 12.87%
2005	0.80% to 1.75%	306,321	14.37 to 13.89	4,358,696	0.00%	10.36% to 9.30%
2004	0.80% to 1.75%	314,321	13.03 to 12.71	4,064,236	0.00%	13.74% to 12.65%
2003	0.80% to 1.75%	306,045	11.45 to 11.28	3,488,946	0.00%	38.59% to 37.26%
2002	0.80% to 1.75%	78,899	8.22 to 8.26	650,601	0.00%	-17.83% to -17.37%	(a) (b)

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II
2006	0.80% to 1.75%	23,826	15.56 to 14.89	364,338	0.00%	7.37% to 6.34%
2005	0.80%to 1.75%	26,358	14.50 to 14.01	377,125	0.00%	11.80% to 10.74%
2004	0.80% to 1.75%	27,178	12.97 to 12.65	349,101	0.00%	14.51% to 13.41%
2003	0.80% to 1.75%	20,498	11.32 to 11.15	230,934	0.00%	38.96% to 37.63%
2002	1.20% to 1.75%	2,917	8.10 to 8.13	23,680	0.00%	-18.97% to -18.71%	(a) (b)

Federated Insurance Series – Federated Prime Money Fund II
2006	0.80% to 1.75%	130,030	10.58 to 10.13	1,356,996	4.71%	3.68% to 2.69%
2005	0.80% to 1.75%	132,318	10.21 to 9.86	1,336,281	2.44%	1.88% to 0.91%
2004	0.80% to 1.75%	191,079	10.02 to 9.77	1,900,805	0.37%	0.01% to -0.95%
2003	0.80% to 1.75%	33,546	10.02 to 9.87	333,850	0.91%	-0.12% to -1.08%
2002	0.80% to 1.75%	3,655	9.97 to 10.03	36,577	0.43%	-0.27% to 0.29%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80% to 1.75%	101,752	11.76 to 11.25	1,175,942	4.37%	3.32% to 2.34%
2005	0.80% to 1.75%	124,959	11.38 to 11.00	1,405,939	4.08%	0.49% to -0.47%
2004	0.80% to 1.75%	119,715	11.33 to 11.05	1,344,911	3.81%	2.79% to 1.81%
2003	0.80% to 1.75%	89,008	11.02 to 10.85	976,472	2.43%	3.81% to 2.81%
2002	0.80% to 1.75%	18,954	10.56 to 10.62	200,816	0.00%	5.57% to 6.16%	(a) (b)

Federated Insurance Series – Federated Total Return Bond Fund II
2003	0.80% to 1.75%	198,906	10.83 to 10.66	2,144,626	0.01%	2.51% to 1.53%
2002	0.80% to 1.75%	49,241	10.50 to 10.56	519,103	9.40%	5.03% to 5.61%	(a) (b)

2006 Contract owners’ equity				$26,682,743

2005 Contract owners’ equity				$26,989,776

2004 Contract owners’ equity				$27,606,924

2003 Contract owners’ equity				$23,674,063

2002 Contract owners’ equity				$4,439,051

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-11:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company